Property and equipment - Changes in property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in property and equipment
Balance at the beginning	R$ 137,846	R$ 91,851
Addition	24,958	53,616
Business Combination	1,273	397
Write-offs	(602)	(7,223)
Balance at the end	163,475	137,846
Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning	153,800	106,817
Addition	32,249	55,715
Business Combination	1,627	582
Write-offs	(602)	(9,315)
Balance at the end	187,074	153,800
Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(15,954)	(14,966)
Addition	(7,291)	(2,894)
Business Combination	(353)	(186)
Write-offs		2,092
Balance at the end	(23,598)	(15,954)
Furniture and Equipment
Changes in property and equipment
Balance at the beginning	10,145
Business Combination	1,257	113
Balance at the end	8,948	10,145
Furniture and Equipment | Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning	10,219	18,958
Addition	2,926	4,939
Business Combination	1,567	164
Transfer	(99)	(11,106)
Write-offs	(600)	(2,736)
Balance at the end	14,012	10,219
Furniture and Equipment | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(74)	(4,447)
Addition	(4,681)	(111)
Business Combination	(309)	(51)
Transfer		4,535
Balance at the end	(5,064)	(74)
Data processing systems
Changes in property and equipment
Balance at the beginning	12,288
Business Combination		12
Balance at the end	14,317	12,288
Data processing systems | Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning	12,348	9,598
Addition	1,740	4,985
Business Combination		66
Transfer	304
Write-offs	(2)	(2,301)
Balance at the end	14,390	12,348
Data processing systems | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(60)	(6,997)
Addition	(12)	(60)
Business Combination		(53)
Transfer		7,050
Balance at the end	(72)	(60)
Right of use asset
Changes in property and equipment
Balance at the beginning	107,946
Balance at the end	127,323	107,946
Right of use asset | Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning	109,264	69,393
Addition	21,800	39,871
Balance at the end	131,064	109,264
Right of use asset | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(1,318)	(1,510)
Addition	(2,423)
Write-offs		192
Balance at the end	(3,741)	(1,318)
Buildings
Changes in property and equipment
Balance at the beginning	7,467
Business Combination	17	272
Balance at the end	12,887	7,467
Buildings | Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning	21,969	5,464
Addition	5,783	5,920
Business Combination	61	353
Transfer	(205)	11,106
Write-offs		(874)
Balance at the end	27,608	21,969
Buildings | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(14,502)	(112)
Addition	(175)	(2,723)
Business Combination	(44)	(82)
Transfer		(11,585)
Balance at the end	R$ (14,721)	(14,502)
Equipments | Gross value of loans and advances to customers
Changes in property and equipment
Balance at the beginning		3,404
Write-offs		(3,404)
Equipments | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning		(1,900)
Write-offs		R$ 1,900